UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  28-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

      /s/  Phil Corbet     Guernsey, Channel Islands     November 10, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $1,881,539 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12890                      Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    87391  5896827 SH       DEFINED 01            4168450        0  1728377
AFFILIATED COMPUTER SERVICES   CL A             008190100   127001  2344487 SH       DEFINED 01            1622400        0   722087
AON CORP                       COM              037389103    91719  2254100 SH       DEFINED 01            1567900        0   686200
APPLE INC                      COM              037833100      612     3300 SH       DEFINED 01               3300        0        0
BANK OF AMERICA CORPORATION    COM              060505104   122118  7217400 SH       DEFINED 01            4984000        0  2233400
BANK OF NEW YORK MELLON CORP   COM              064058100   117345  4047780 SH       DEFINED 01            2806330        0  1241450
BMC SOFTWARE INC               COM              055921100   117463  3129850 SH       DEFINED 01            2200650        0   929200
CISCO SYS INC                  COM              17275R102   111711  4745589 SH       DEFINED 01            3273740        0  1471849
COVIDIEN PLC                   SHS              G2554F105   122015  2820500 SH       DEFINED 01            1960900        0   859600
CVS CAREMARK CORPORATION       COM              126650100   106638  2983728 SH       DEFINED 01            2075600        0   908128
FIDELITY NATL INFORMATION SV   COM              31620M106   120852  4737453 SH       DEFINED 01            3272900        0  1464553
FISERV INC                     COM              337738108   109838  2278803 SH       DEFINED 01            1590300        0   688503
HEWLETT PACKARD CO             COM              428236103   107889  2285300 SH       DEFINED 01            1576200        0   709100
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   111044  1382520 SH       DEFINED 01             954170        0   428350
ORACLE CORP                    COM              68389X105    99225  4761280 SH       DEFINED 01            3289450        0  1471830
PFIZER INC                     COM              717081103   114023  6889600 SH       DEFINED 01            4794300        0  2095300
THERMO FISHER SCIENTIFIC INC   COM              883556102   103917  2379590 SH       DEFINED 01            1659300        0   720290
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106   110738  4970300 SH       DEFINED 01            3459100        0  1511200